Taxation (Details 4) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Total tax loss carry-forwards	SFr 151,453,052	SFr 151,362,039
Within 1 year [Member]
Statement Line Items [Line Items]
Total tax loss carry-forwards	22,405,533	8,173,993
Between 1 and 3 years [Member]
Statement Line Items [Line Items]
Total tax loss carry-forwards	49,120,938	41,980,704
Between 3 and 7 years [Member]
Statement Line Items [Line Items]
Total tax loss carry-forwards	78,872,116	100,136,349
More than 7 years [Member]
Statement Line Items [Line Items]
Total tax loss carry-forwards	SFr 1,054,465	SFr 1,070,993